UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                07/03/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   85
                                        -------------------

Form 13F Information Table Value Total: $ 296,099
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       7,097    188,505      X                                          188,505
ABERCROMBIE & FITCH        COM       002896207       2,812    116,585      X                                          116,585
ALLIANT TECHSYSTEMS        COM       018804104       8,413    131,872      X                                          131,872
AMBAC                      COM       023139108       3,069     45,675      X                                           45,675
AMERICAN EXPRESS           COM       025816109       4,431    121,997      X                                          121,997
AMETEK                     COM       031100100       7,785    209,000      X                                          209,000
AMGEN                      COM       031162100       3,860     92,166      X                                           92,166
ANHEUSER BUSCH             COM       035229103       8,170    163,405      X                                          163,405
APPLIED MATERIALS          COM       038222105       1,141     59,998      X                                           59,998
AVON PRODUCTS              COM       054303102       6,688    128,029      X                                          128,029
BANK OF AMERICA            COM       06605F102       1,778     25,269      X                                           25,269
BECTON DICKINSON           COM       075887109       2,219     64,400      X                                           64,400
BED BATH & BEYOND          COM       075896100       1,157     30,650      X                                           30,650
BRISTOL-MYERS SQUIBB       COM       110122108       3,152    122,660      X                                          122,660
C S G SYSTEMS INTL         COM       126349109       3,927    205,175      X                                          205,175
CATALINA MARKETING         COM       148867104       7,602    269,371      X                                          269,371
CATERPILLAR                COM       149123101         621     12,681      X                                           12,681
CERTEGY INC                COM       156880106       1,361     36,687      X                                           36,687
CHRISTOPHER & BANKS        COM       171046105         595     14,055      X                                           14,055
CISCO SYSTEMS              COM       17275R102       3,240    232,279      X                                          232,279
CITIGROUP                  COM       172967101         614     15,851      X                                           15,851
CLARCOR INC                COM       179895107         525     16,600      X                                           16,600
COCA COLA                  COM       191216100       8,052    143,789      X                                          143,789
COLGATE PALMOLIVE          COM       194162103       1,536     30,692      X                                           30,692
CRANE                      COM       224399105         485     19,100      X                                           19,100
DELL COMPUTER              COM       247025109      11,108    424,957      X                                          424,957
DELTA AIR LINES            COM       247361108       1,246     62,275      X                                           62,275
DIONEX                     COM       254546104         201      7,500      X                                            7,500
DOLLAR TREE STORES         COM       256747106       4,865    123,451      X                                          123,451
DOVER                      COM       260003108       1,244     35,550      X                                           35,550
EATON                      COM       278058102       4,178     57,425      X                                           57,425
ECOLAB                     COM       278865100         356      7,700      X                                            7,700
EQUIFAX                    COM       294429105       4,546    168,375      X                                          168,375
ETHAN ALLEN INTERIORS      COM       297602104         314      9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109         270      8,150      X                                            8,150
FANNIE MAE                 COM       313586109       6,414     86,975      X                                           86,975
FORD                       COM       345370100       2,104    131,481      X                                          131,481
FREDDIE MAC                COM       313400301       5,217     85,250      X                                           85,250
GALLAGHER, (ARTHUR, J.)    COM       363576109       1,849     53,375      X                                           53,375
GANNETT                    COM       364730101       4,636     61,075      X                                           61,075
GAP (THE)                  COM       364760108         779     54,850      X                                           54,850
GENERAL                    COM       370442105       5,302     99,200      X                                           99,200
GENERAL                    COM       369550108       4,172     39,225      X                                           39,225
GRACO INC                  COM       384109104       3,429    136,386      X                                          136,386
GUIDANT CORP               COM       401698105       3,863    127,800      X                                          127,800
I B M                      COM       459200101       5,829     80,954      X                                           80,954
I M S HEALTH               COM       449934108       4,338    241,658      X                                          241,658
INTEL                      COM       458140100       4,136    226,360      X                                          226,360
INTERPUBLIC GROUP          COM       460690100         428     17,300      X                                           17,300
JOHNSON & JOHNSON          COM       478160104       2,329     44,560      X                                           44,560
KEMET CORPORATION          COM       488360108       2,234    125,100      X                                          125,100
KIMBERLY-CLARK             COM       494368103       9,609    154,981      X                                          154,981
KING PHARMACEUTICALS INC   COM       495582108         893     40,118      X                                           40,118
LEXMARK INTL GROUP         COM       529771107       2,181     40,090      X                                           40,090
LILLY ELI & CO             COM       532457108       1,150     20,383      X                                           20,383
M B N A                    COM       55262L100      10,120    306,017      X                                          306,017
M G I C                    COM       552848103       7,139    105,300      X                                          105,300
MAYTAG                     COM       578592107       2,963     69,475      X                                           69,475
MC CORMICK & CO            COM       579780206         756     29,375      X                                           29,375
MCGRAW-HILL                COM       580645109       2,928     49,050      X                                           49,050
MERCK                      COM       589331107       5,558    109,752      X                                          109,752
METTLER TOLEDO INTL        COM       592688105       5,788    156,975      X                                          156,975
MICROSOFT                  COM       594918104         351      6,415      X                                            6,415
NATIONAL CITY CORP         COM       635405103       2,251     67,700      X                                           67,700
ORACLE                     COM       68389X105       6,648    701,969      X                                          701,969
P P G INDUSTRIES           COM       693506107       2,337     37,750      X                                           37,750
PATTERSON DENTAL           COM       703412106       8,555    169,971      X                                          169,971
PEPSICO                    COM       713448108         505     10,468      X                                           10,468
PFIZER                     COM       717081103       2,030     58,010      X                                           58,010
PITNEY BOWES               COM       724479100       4,250    106,999      X                                          106,999
PLANTRONICS                COM       727493108       4,258    223,978      X                                          223,978
PROCTER & GAMBLE           COM       742718109       1,591     17,820      X                                           17,820
PROVIDIAN FINANCIAL        COM       74406A102         896    152,300      X                                          152,300
RAYMOND JAMES FINL         COM       754730109       3,400    119,433      X                                          119,433
ROSS STORES INC            COM       778296103       1,310     32,150      X                                           32,150
S B C COMMUNICATIONS       COM       78387G103         321     10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103         438     15,550      X                                           15,550
SAFEWAY                    COM       786514208       5,423    185,783      X                                          185,783
SCHERING-PLOUGH            COM       806605101       5,814    236,327      X                                          236,327
SKECHERS USA               COM       830566105       4,474    207,050      X                                          207,050
SUPERIOR INDUSTRIES        COM       868168105       4,939    106,795      X                                          106,795
UNITED TECHNOLOGIES        COM       913017109       4,181     61,576      X                                           61,576
VERIZON COMMUNICATIONS     COM       92343V104       1,841     45,844      X                                           45,844
WACHOVIA                   COM       929771103         596     15,600      X                                           15,600
WATERS                     COM       941848103       4,889    183,119      X                                          183,119